Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Under the terms of the Offering, there were certain agreements with Related Parties:

(a)

Debt Amendment and Repayment. Fountainhead and Peter Zachariou agreed to extend the maturity of all of the Company’s debt obligations due to them due to as of August 9, 2013 (aggregating $2,247,037) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions. Fountainhead and Peter Zachariou further released all security interests associated with any of the obligations and agreed to forebear declaring any event of default under the obligations for a period of 24 months following the date of the Initial Closing. During January and February 2014, also under the terms of the Offering, debt obligations arising since August 9, 2013 were repaid as follows: Fountainhead - $91,519; Peter Zachariou - $20,000; David Cantor - $15,000.

(b)

Employment of Chief Executive Officer and Employment Agreements. Effective as of January 2, 2014, our board of directors appointed Peter C. Zachariou, our Executive Vice President, to the additional role as the Company’s Chief Executive Officer. Also effective as of the January 2, 2014 the Company entered into separate, but largely identical Employment Agreements with Mr. Zachariou, Adrian Liddell and David Cantor. Mr. Zachariou’s Employment Agreement commences on the Effective Date and terminates six months following the appointment of a successor Chief Executive Officer; Mr. Liddell’s Employment Agreement commences on the Effective Date and terminates upon the appointment of a successor Chief Financial Officer; and Mr. Cantor’s Employment Agreement commences on the Effective Date and terminates upon the appointment of a successor. The aforementioned Employment Agreements provide for annual compensation of $110,000, payment of which is deferred for 12 months from the Effective Date and is subject to the achievement of certain enumerated milestone conditions. Each of these Employment Agreements supersede any prior employment agreements or arrangements between the respective parties.

(c)

Amendment to Consulting Agreement. Effective as of January 2, 2014, the Company and Fountainhead amended their Consulting Agreement to extend the term of the Consulting Agreement to to January 2, 2015. As of January 2014, the monthly retainer payable to Fountainhead was reduced to $10,000 per month, payable $5,000 in cash and the remainder payable in Company Common Stock at the end of each quarter until the occurrence of specified milestones.

(d)

Conversion Agreement. Effective as of January 2, 2014, the Company and Fountainhead entered into a Conversion Agreement whereby Fountainhead agreed to convert all amounts accrued as of the date of the Initial Closing into an investment in that amount in the Offering. Pursuant to the terms of this agreement, Fountainhead converted $1,426,542 of accrued consulting fees into the Units.

On March 31 2014, in accordance with the terms the Consulting Agreement, the Company issued 6,276 shares of Common Stock (valued at $15,000) to Fountainhead.

There were no other related party transactions during the three months ended March 31, 2014 other than the payment or accrual of fees under the Fountainhead Consulting agreement described in Note 11 of the financial statements.

12. RELATED PARTY TRANSACTIONS

During January to December 2013, the Company issued unsecured, subordinated loan notes to: Fountainhead for a total of $415,744; to Peter Zachariou, a director of the Company, for a total of $210,000; and to David Cantor, a director of the Company, for a total of $15,000. The loan notes are subordinated to the Company’s secured debentures and Preferred C Stock of the Company, bear interest at a rate of 6% are due on demand or by their one-year anniversary.

During April to September 2013, Fountainhead Capital Management sold 177,439 warrants to purchase Vycor Common Stock at an exercise price of $1.88 per share. These warrants were granted to Fountainhead by the Company in February 2010 and were sold by Fountainhead to 7 investors at a price of $0.10 per warrant. The warrants were immediately exercised by the investors.

There were no other related party transactions during the year ended December 31, 2013 other than the payment or accrual of fees under the Fountainhead Consulting agreement described in 11 above.